Long Term Debt - Derivative Liabilities (Details) - Derivative - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative
Fair value, beginning of period	$ 0	$ 0
Issuance of derivatives		9,872,990
Change in fair value	0	(9,872,990)
Fair value, end of period	$ 0	$ 0